Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Property and Equipment Net [Line Items]
Cost, Balance		$ 123		$ 94
Cost, Purchases during the year		3		29
Cost, Balance		126		123
Accumulated depreciation Balance		38		17
Accumulated Depreciation during the year		22		21
Accumulated depreciation Balance		60		38
Depreciated cost at December 31		66		85
Computers and peripherals and equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Cost, Balance		92		66
Cost, Purchases during the year		3		26
Cost, Balance		95		92
Accumulated depreciation Balance		34		14
Accumulated Depreciation during the year		20		20
Accumulated depreciation Balance		54		34
Depreciated cost at December 31		41		58
Office furniture and equipment [Member]
Schedule of Property and Equipment Net [Line Items]
Cost, Balance		28		25
Cost, Purchases during the year				3
Cost, Balance		28		28
Accumulated depreciation Balance		4		3
Accumulated Depreciation during the year		2		1
Accumulated depreciation Balance		6		4
Depreciated cost at December 31		22		24
Leasehold improvements [Member]
Schedule of Property and Equipment Net [Line Items]
Cost, Balance		3		3
Cost, Purchases during the year
Cost, Balance		3		3
Accumulated depreciation Balance			[1]
Accumulated Depreciation during the year	[1]
Accumulated depreciation Balance	[1]
Depreciated cost at December 31		$ 3		$ 3

[1]	Less than $1 thousand.